INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
Summary of intangible assets

	Supplier relationships	Software development	Customer contracts and relationships	Others	Total
Balance as of January 1, 2015	56,654	688,061	749,027	53,356	1,547,098

Foreign exchange effect	—	123,167	327,424	14,375	464,966
Acquisition	—	118,933	—	7,495	126,428
Disposal	—	(1,182)	—	(4,208)	(5,390)
Amortization	(9,083)	(120,497)	(164,968)	(2,793)	(297,341)

Balance as of December 31, 2015	47,571	808,482	911,483	68,225	1,835,761

Foreign exchange effect	—	(60,464)	(140,812)	(7,509)	(208,785)
Acquisition	—	40,643	—	13,401	54,044
Disposal	—	(2,145)	—	(13,050)	(15,195)
Amortization	(7,845)	(149,911)	(155,063)	(5,316)	(318,135)
(-) Effect of selling of subsidiary	—	—	—	(27,749)	(27,749)

Balance as of December 31, 2016	39,726	636,605	615,608	28,002	1,319,941

Foreign exchange effect	—	2,947	3,835	884	7,666
Acquisition	—	37,939	—	—	37,939
Disposal	—	—	(27,652)	—	(27,652)
Amortization	(6,940)	(149,150)	(125,621)	(3,486)	(285,197)
(-) Assets held for sale (note 3.4)	—	(37,512)	(25,396)	(17,700)	(80,608)

Balance as of December 31, 2017	32,786	490,829	440,774	7,700	972,089

Estimated useful lives	5 to 20 years	7 years	5 to 20 years	5 years

Summary of intangible assets by segment
	2017	2016	2015
Brazil	351,578	412,134	459,383
Special Steel	152,640	219,878	357,435
South America	1,863	7,606	13,507
North America	466,008	680,323	1,005,436

	972,089	1,319,941	1,835,761